PRIVATE PLACEMENT (Details Narrative) - USD ($)	Nov. 09, 2022	Aug. 10, 2022	Aug. 18, 2021	Aug. 13, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value					$ 0.000001	$ 0.000001
Pono Capital Corp [Member]
Proceeds from loans	$ 1,150,000
Exercise price						0.01
Pono Capital Corp [Member] | Aerwins [Member]
Proceeds from loans	$ 575,000
Purchased shares of placement units	57,500
Pono Capital Corp [Member] | Common Class A [Member]
Common stock, par value						0.000001	$ 0.000001
Exercise price						$ 18.00
Pono Capital Corp [Member] | Mehana Capital L L C [Member]
Proceeds from loans	$ 575,000	$ 1,150,000
Purchased shares of placement units	57,500	115,000
Pono Capital Corp [Member] | Mehana Capital L L C [Member] | Common Class A [Member]
Common stock, par value	$ 0.000001	$ 0.000001
Exercise price	$ 11.50	$ 11.50
Private Placement [Member] | Pono Capital Corp [Member]
Sale of stock number of shares issued			521,675
Price per share			$ 10.00
Sale of stock value			$ 5,216,750
Purchased shares of placement units				469,175